SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Segmented Reporting [Abstract]
Disclosure And Detailed Information About Revenue From Segments [Text Block]
As at and for the year ended December 31, 2018

	GK Mine	KNP*	Total

Sales	$310,969	$-	$310,969
Cost of sales:
Production costs	117,908	-	117,908
Cost of acquired diamonds	32,611	-	32,611
Depreciation and depletion	79,419	-	79,419

Earnings from mine operations	81,031	-	81,031
Exploration and evaluation expenses	3,511	4,693	8,204
Selling, general and administrative expenses	14,391	48	14,439

Operating income (loss)	63,129	(4,741)	58,388
Net finance (expenses) income	(40,567)	3	(40,564)
Derivative losses	(247)	-	(247)
Foreign exchange losses	(32,473)	(1)	(32,474)
Other income	81	-	81

Net loss before taxes	$(10,077)	$(4,739)	$(14,816)

Total assets	$810,901	$168,976	$979,877
Total liabilities	$515,246	$516	$515,762

*From the date of acquisition April 13, 2018 (Note 6)